Equity-based Compensation and Warrants (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Equity-based Compensation and Warrants
Schedule of stock-based compensation

	2019	2020	2019	2020
Cost of revenue	$103	$218	$175	$327
Product and technology	491	718	852	1,152
Sales and marketing	475	490	822	792
General and administrative	826	679	1,482	1,093
Total stock-based compensation	$1,895	$2,105	$3,331	$3,364

	Fiscal year
	2019	2020
Cost of revenue	$255	$318
Product and technology	1,108	1,674
Sales and marketing	1,199	1,482
General and administrative	3,159	2,528
Total stock‑based compensation	$5,721	$6,002

Schedule of weighted average assumptions

	Fiscal year
	2019			2020
Estimated fair value of common stock	$2.40	-	$3.35	$4.80	-	$9.55
Exercise price	$4.70	-	$6.75	$9.60	-	$18.70
Expected volatility	46%	-	50%			50%
Expected term (in years)			6.25			6.25
Risk‑free interest rate	2.65%	-	2.94%	1.67%	-	2.62%
Dividend yield			—			—

Schedule of stock option activity

		Weighted	Weighted
		average	remaining		Aggregate
		exercise	contractual life		intrinsic
	Stock Options	price	in years		value
Balance, February 29, 2020	7,996,056	$6.19
Granted	2,149,575	17.25
Exercised	(571,382)	4.42
Forfeited	(147,684)	6.12
Balance, August 31, 2020	9,426,565	$8.82	7.4	years	$223,660
Vested and expected to vest as of August 31, 2020	9,426,565	$8.82	7.4	years	$223,660
Exercisable as of August 31, 2020	5,499,412	$6.19	6.3	years	$150,792

			Weighted
		Weighted‑	Remaining		Aggregate
		Average	Contractual		Intrinsic
	Stock Options	Exercise Price	Life In Years		Value
Balance, February 28, 2018	6,970,591
Granted	1,635,115
Exercised	(249,027)
Forfeited	(209,135)
Balance, February 28, 2019	8,147,544
Granted	2,084,046	$10.80
Exercised	(1,843,001)	$3.70
Forfeited	(392,533)	$5.70
Balance, February 29, 2020	7,996,056	$6.19	7.0	years	$73,631
Vested and expected to vest as of February 29, 2020	7,996,056	$6.20	7.0	years	$73,631
Exercisable as of February 29, 2020	4,579,458	$4.35	5.6	years	$50,573

Schedule of warrants

Common Stock
Warrants

Balance, February 29, 2020	1,653,268
Issued	—
Exercised	(160,000)
Automatic exercise of warrants in connection with IPO	(1,493,268)
Balance, August 31, 2020	—

	Common Stock		Exercise			Expiration
	Warrants	Exercisable	Price			Date
Balance, February 28, 2018	928,945
Issued	541,159
Exercised	(4,061)
Balance, February 28, 2019	1,466,043
Issued	220,594
Exercised	(33,369)
Balance, February 29, 2020	1,653,268	1,653,268	$0.0005	-	$23.75	April 2020 - October 2029

	Number of Warrants
	Outstanding at
	February 28/29,		Exercise
	2019	2020	Price			Expiration Date
Series E holders	1,162,483	1,129,114			$0.0005	July 2026 - March 2028
Series F holders	—	85,000			$0.0005	October 2029
Customer	160,000	160,000			$13.75	April 2020
Lenders	143,560	279,154	$0.005	-	$23.75	Nov 2022 - July 2029
Total	1,466,043	1,653,268